Exhibit 99.1

Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	November 2016
Distribution Date	12/15/16
Transaction Month	20
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	March 20, 2015
Closing Date:	April 22, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,235,672,536.05	62,912	3.22%	59.18
Original Adj. Pool Balance:		$1,199,066,043.18

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$232,000,000.00	18.775%	0.33000%		April 15, 2016
Class A-2-A Notes	Fixed	$186,000,000.00	15.053%	0.69000%		April 16, 2018
Class A-2-B Notes	Floating	$230,000,000.00	18.613%	LIBOR + 0.22%		April 16, 2018
Class A-3 Notes	Fixed	$388,000,000.00	31.400%	1.12000%		November 15, 2019
Class A-4 Notes	Fixed	$75,520,000.00	6.112%	1.48000%		June 15, 2021
Class B Notes	Fixed	$21,580,000.00	1.746%	2.01000%		June 15, 2021
Class C Notes	Fixed	$35,970,000.00	2.911%	2.30000%		July 15, 2022
Total Securities		$1,169,070,000.00	94.610%

Overcollateralization		$29,996,043.18	2.428%
YSOA		$36,606,492.87	2.962%
Total Original Pool Balance		$1,235,672,536.05	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$21,052,442.26	0.1131852	$9,865,242.89	0.0530389	$11,187,199.37
Class A-2-B Notes	$26,032,589.89	0.1131852	$12,198,956.26	0.0530389	$13,833,633.63
Class A-3 Notes	$388,000,000.00	1.0000000	$388,000,000.00	1.0000000	$-
Class A-4 Notes	$75,520,000.00	1.0000000	$75,520,000.00	1.0000000	$-
Class B Notes	$21,580,000.00	1.0000000	$21,580,000.00	1.0000000	$-
Class C Notes	$35,970,000.00	1.0000000	$35,970,000.00	1.0000000	$-
Total Securities	$568,155,032.15	0.4859889	$543,134,199.15	0.4645866	$25,020,833.00

Weighted Avg. Coupon (WAC)	3.07%		3.07%
Weighted Avg. Remaining Maturity (WARM)	41.15		40.24
Pool Receivables Balance	$625,843,642.43		$600,009,167.39
Remaining Number of Receivables	46,727		45,908

Adjusted Pool Balance	$608,923,277.62		$583,902,444.62

III. COLLECTIONS

Principal:
Principal Collections	$24,622,406.91
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$558,713.73
Total Principal Collections	$25,181,120.64

Interest:
Interest Collections	$1,570,186.20
Late Fees & Other Charges	$48,271.37
Interest on Repurchase Principal	$-
Total Interest Collections	$1,618,457.57

Collection Account Interest	$4,778.60
Reserve Account Interest	$619.86
Servicer Advances	$-

Total Collections	$26,804,976.67

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	November 2016
Distribution Date	12/15/16
Transaction Month	20
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$26,804,976.67
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$26,804,976.67

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$521,536.37	$-	$521,536.37	521,536.37
Collection Account Interest					$4,778.60
Late Fees & Other Charges					$48,271.37
Total due to Servicer					$574,586.34

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2-A Notes		$12,105.15		$12,105.15
Class A-2-B Notes		$16,447.61		$16,447.61
Class A-3 Notes		$362,133.33		$362,133.33
Class A-4 Notes		$93,141.33		$93,141.33

Total Class A interest:		$483,827.42		$483,827.42	483,827.42

3. First Priority Principal Distribution:		$-		$-	0.00

4. Class B Noteholders Interest:		$36,146.50		$36,146.50	36,146.50

5. Second Priority Principal Distribution:		$-		$-	0.00

6. Class C Noteholders Interest:		$68,942.50		$68,942.50	68,942.50

Available Funds Remaining:					$25,641,473.91

7. Regular Principal Distribution Amount:					25,020,833.00

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2-A Notes				$11,187,199.37
Class A-2-B Notes				$13,833,633.63
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$25,020,833.00		$25,020,833.00
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$25,020,833.00		$25,020,833.00

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					620,640.91

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$16,920,364.81
Beginning Period Amount	$16,920,364.81
Current Period Amortization	$813,642.04
Ending Period Required Amount	$16,106,722.77
Ending Period Amount	$16,106,722.77
Next Distribution Date Required Amount	$15,313,750.13

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	November 2016
Distribution Date	12/15/16
Transaction Month	20
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,997,665.11
Beginning Period Amount	$2,997,665.11
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,997,665.11
Ending Period Amount	$2,997,665.11

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$40,768,245.47	$40,768,245.47	$40,768,245.47
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	6.70%	6.98%	6.98%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.63%	45,281	98.13%	$588,765,983.16
30 - 60 Days	0.98%	448	1.32%	$7,891,627.23
61 - 90 Days	0.32%	145	0.45%	$2,683,779.79
91-120 Days	0.07%	33	0.11%	$644,097.70
121 + Days	0.00%	1	0.00%	$23,679.51
Total		45,908		$600,009,167.39

Delinquent Receivables 30+ Days Past Due
Current Period	1.37%	627	1.87%	$11,243,184.23
1st Preceding Collection Period	1.35%	633	1.82%	$11,364,278.93
2nd Preceding Collection Period	1.18%	562	1.59%	$10,362,108.22
3rd Preceding Collection Period	1.21%	584	1.61%	$10,902,961.08
Four-Month Average	1.28%		1.72%

Repossession in Current Period		39		$605,107.54
Repossession Inventory		92		$467,144.19

Current Charge-Offs
Gross Principal of Charge-Offs				$1,212,068.13
Recoveries				$(558,713.73)
Net Loss				$653,354.40

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				1.25%

Average Pool Balance for Current Period				$612,926,404.91

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				1.28%
1st Preceding Collection Period				0.95%
2nd Preceding Collection Period				0.88%
3rd Preceding Collection Period				0.82%
Four-Month Average				0.98%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	75	1,479	$23,852,142.04
Recoveries	62	1,247	$(11,917,453.68)
Net Loss			$11,934,688.36
Cumulative Net Loss as a % of Initial Pool Balance			0.97%

Net Loss for Receivables that have experienced a Net Loss *	61	1,178	$11,946,713.61
Average Net Loss for Receivables that have experienced a Net Loss			$10,141.52

Principal Balance of Extensions			$3,229,615.98
Number of Extensions			167

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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